Financial instruments by category (Details 1) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Categories of financial assets [abstract]
Cash and cash equivalents	R$ 927,668	R$ 2,899,060	R$ 1,829,097	R$ 1,794,362
Current investments	487,924	782,612
Trade receivables	59,803,273	42,900,983
Compulsory reserve	4,761,404	2,525,971
Derivative Financial Instruments	58,470	0
Financial assets total	66,434,546	49,553,826
Categories of financial liabilities [abstract]
Payables To Third Parties	11,642,218	10,151,464
Checking accounts	12,030,573	11,382,924
Banking Issuances	24,089,234	16,188,440	R$ 11,995,288
Borrowings	4,521,503	189,427
Derivative Financial Instruments	69,969	40,945
Total financial liabilities	55,643,518	39,352,181
Financial liabilities at amortised cost, category [member]
Categories of financial liabilities [abstract]
Payables To Third Parties	11,642,218	10,151,463
Obligations to FIDC quota holders - Interest risk	1,151,384	118,986
Checking accounts	12,030,573	11,382,924
Trade payables	663,229	513,920
Banking Issuances	24,089,234	16,188,440
Borrowings	4,521,503	189,427
Deferred revenue	145,428	146,184
Other payables	198,734	143,088
Financial liabilities at fair value through profit or loss, category [member]
Categories of financial liabilities [abstract]
Derivative Financial Instruments	67,181	23,314
Financial liabilities at Fair value through other comprehensive income, category [Member]
Categories of financial liabilities [abstract]
Derivative Financial Instruments	2,788	17,631
Financial assets at amortised cost, category [member]
Categories of financial assets [abstract]
Cash and cash equivalents	927,668	2,899,060
Current investments	362,979	163,512
Trade receivables	57,984,253	42,900,983
Compulsory reserve	4,627,645	1,428,893
Other receivables	284,367	198,416
Judicial deposits	79,591	50,992
Receivable from related parties	31,849	32,281
Financial assets at fair value through other comprehensive income, category [member]
Categories of financial assets [abstract]
Current investments	124,945	619,100
Trade receivables	1,819,020	0
Compulsory reserve	133,759	1,260,589
Derivative Financial Instruments	R$ 58,470	R$ 0